Cover Page Document	Sep. 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2025
Entity File Number	001-37803
Entity Registrant Name	Southern Power Company
Entity Tax Identification Number	58-2598670
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series 2016B 1.850% Senior Notes due 2026
Trading Symbol	SO/26A
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001160661
Amendment Flag	false